Adjusting items included in taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Adjusting Items Included in Taxation [Abstract]
Tax on adjusting items	£ 8	£ (105)
Impact of tax rate changes on deferred tax balances	£ 10	£ 6